Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 313,844	$ 313,844
Provision for doubtful accounts		75,000
Foreign currency translation adjustments	36,969	(23,871)
Ending balance	$ 350,813	$ 364,973